NOTE 10 – RELATED PARTY TRANSACTIONS		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Related Party Transactions [Abstract]
NOTE 10 – RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Founder’s Shares

On March 2, 2017, the Company issued an aggregate of 175,000,000 shares of its common stock, $0.001 par value, as Founder’s Shares with $-0- value.

Of these Founder’s Shares, 80,000,000 were issued to the Company’s officers, 75,000,000 to an entity controlled by one of the Company’s directors, and 20,000,000 to outside consultants who assisted with the Company’s formation and early organization.

As of December 31, 2025, an aggregate of 100,100,000 Founder’s Shares have been returned to the Company and canceled, including 67,100,000 pursuant to a series of Share Exchange Agreements described below.

Share Exchange and Cancellations

During the fiscal year ended December 31, 2023, the Company entered into a Share Exchange Agreement with one of its Founders, Kao Lee, whereby it issued 2,500 shares of its Series A Preferred Stock in exchange for an aggregate of 25,000,000 shares of its common stock.

During the fiscal year ended December 31, 2024, the Company entered into two Share Exchange Agreements with a related party whereby it issued 10,200 shares of its Series A Preferred Stock in exchange for an aggregate of 101,795,774 shares of its common stock. These share exchanges were part of the Company’s ongoing Share Reduction Program. The Company recorded a $51,057 loss due to the issuance of additional Series A Preferred Shares based on the market’s closing price of $0.25 a share of the Company’s common stock on the date of the issuance.

During the fiscal year ended December 31, 2025, the Company entered into Share Exchange Agreements with two of its Founders, Kao Lee and Abdikarim Farah, whereby it issued an aggregate of 4,210 shares of its Series A Preferred Stock in exchange for an aggregate of 42,100,000 shares of its common stock.

All shares of common stock received in these stock exchanges were subsequently canceled. No consideration was paid or received in connection with the share exchanges.

Accrued Payroll

During the fiscal year ended December 31, 2025, the Company issued 322,448 shares of common stock as payment in place of cash to settle $322,448 in unpaid wages and commissions owed to employees and an independent sales representative. The value of the common stock issued was based on the closing price of the Company’s common stock on the date of issuance, which was $1.00 per share, and no gain or loss was recognized as a result.

As of December 31, 2025, the Company had aggregated $59,498 in related party accrued payroll, consisting solely of accrued payroll.

As of December 31, 2024, the Company had aggregated $322,448 in related party accrued payroll, consisting of $311,812 in accrued payroll and $10,636 in accrued employer taxes.

Amounts Due to Related Parties and Imputed Interest

As of December 31, 2025, the Company had notes payable due to related parties aggregating $192,464 with stated interest rates between 0% and 10% per annum. For the fiscal year ended December 31, 2025, the Company accrued imputed interest expense of $5,152 on notes with below market or no stated interest, which was deemed as related parties devotion and recorded in additional paid-in capital. Accrued interest expense of $10,853 and recorded in the consolidated financial statement income. As of December 31, 2025, the interest payables of $10,853 was included in the notes payable, related parties. The related parties have agreed to suspend stated maturity dates without penalty until the Company raises sufficient funds.

As of December 31, 2024, the Company had outstanding non-interest bearing notes payable to a related party aggregating $39,611. The Company recorded an imputed interest expense of $2,212 for the fiscal year ended December 31, 2024 on these notes outstanding with maturity dates ranging between October 13, 2024 and April 30, 2025. The related party has suspended the maturity dates without penalty until the Company is able to raise sufficient funds to satisfy these outstanding notes.

Convertible Debt Conversion with Related Party

On October 23, 2024, the Company entered into an agreement converting $50,000 in past due accounts payable to a related party into a non-interest-bearing $50,000 convertible promissory note maturing on April 23, 2025.

Subsequently, on October 24, 2024, the note holder converted the outstanding $50,000 convertible promissory note into 100,000,000 shares of the Company’s common stock, $0.001 par value. Each share was valued at $0.0005 per share in accordance with the conversion terms of the convertible note agreement.

Following this note conversion, on October 25, 2024, the Company and the original note holder signed a Share Exchange Agreement in which 100,000,000 shares of the Company’s common stock were exchanged for 10,000 shares of its Series A Preferred Stock, $0.001 par value. No gain or loss was recorded within the terms of these agreements.

Patent Royalties

On March 2, 2017, the Company entered into a Patent License Agreement with Shongkawh, LLC, which is controlled by our executive officers Kao Lee and Anthony Vang (and directly owned by Mr. Lee and his brother, Thao Lee). Under this agreement, ShongKawh is to receive a royalty of 2% of all products manufactured under this covered patent.

On March 13, 2024, the Company and Shongkawh amended the Patent License Agreement to adjust royalty payments due under this agreement to $1 per annum, payable within ten business days of the end of each fiscal year.

Amounts Due From Related Parties

During the fiscal year ended December 31, 2025, Aiultraprod Group Limited, a subsidiary acquired on June 23, 2025, advanced $24,098 to related parties for business expenditures paid on behalf of the Company and paid rental to relate parties of $12,040. As of December 31, 2025, the receivable balance of $24,098 was reported as amounts due from related parties.

NOTE 10 – RELATED PARTY TRANSACTIONS

Founder’s Shares

On March 2, 2017, the Company issued an aggregate of 175,000,000 shares of its common stock, $0.001 par value, as Founder’s Shares with $-0- value.

Of these Founder’s Shares, 80,000,000 were issued to the Company’s officers, 75,000,000 to an entity controlled by one of the Company’s directors, and 20,000,000 to outside consultants who assisted with the Company’s formation and early organization.

As of June 30, 2026, an aggregate of 154,500,000 Founder’s Shares have been returned to the Company and cancelled, including 76,500,000 pursuant to a series of Share Exchange Agreements described below.

Share Exchange and Cancellations

During the fiscal year ended December 31, 2023, the Company entered into a Share Exchange Agreement with one of its Founders, Kao Lee, whereby it issued 2,500 shares of its Series A Preferred Stock in exchange for an aggregate of 25,000,000 shares of its common stock.

During the fiscal year ended December 31, 2025, the Company entered into Share Exchange Agreements with two of its Founders, Kao Lee and Abdikarim Farah, whereby it issued an aggregate of 4,210 shares of its Series A Preferred Stock in exchange for an aggregate of 42,100,000 shares of its common stock.

During the six months ended June 30, 2026, the Company entered into Share Exchange Agreements with two of its Founders, Kao Lee and Anthony Vang, whereby it issued an aggregate of 940 shares of its Series A Preferred Stock in exchange for an aggregate of 9,400,000 shares of its common stock.

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All shares of common stock received in these stock exchanges were subsequently canceled in January 2026. No consideration was paid or received in connection with the share exchanges.

Amounts Due From Related Parties

During the six months ended June 30, 2026, Aiultraprod Group Limited, a subsidiary acquired on June 23, 2025, advanced $112,880 to related parties for business expenditures paid on behalf of the Company. As of June 30, 2026, the receivable balance of $112,880 was reported as amounts due from related parties.

During the six months ended June 30, 2025, Aiultraprod Group Limited, a subsidiary acquired on June 23, 2025, advanced $69,900 to related parties for business expenditures paid on behalf of the Company. As of June 30, 2025, the receivable balance of $69,900 was reported as amounts due from related parties.

Accrued Payroll

As of June 30, 2026, the Company had aggregated $70,331 in related party accrued payroll, consisting solely of accrued payroll.

As of June 30, 2025, the Company had aggregated $59,498 in related party accrued payroll, consisting solely of accrued payroll.

Notes payables due to Related Parties and Accured Interest

As of June 30, 2026, the Company had outstanding notes due to related parties aggregating $199,564 with stated interest rates between 0% and 10% per annum. For the six months ended June 30, 2026, the Company recorded interest expense of $7,100 and accrued interest payable of $7,100 on these notes. The related parties have agreed to suspend stated maturity dates ranging between October 13, 2024 through May 16, 2026 without penalty until the Company raises sufficient funds.

As of December 31, 2025, the Company had outstanding amounts due to related parties aggregating $39,611 with stated interest rates between 0% and 10% per annum. For the six months ended June 30, 2025, the Company recorded imputed interest expense of $3,158 and accrued interest payable of $4,005 on these notes. The related parties have agreed to suspend stated maturity dates ranging between October 13, 2024 through May 16, 2026 without penalty until the Company raises sufficient funds.

Patent Royalties

On March 2, 2017, the Company entered into a Patent License Agreement with Shongkawh, LLC, which is controlled by our executive officers Kao Lee and Anthony Vang (and directly owned by Mr. Lee and his brother, Thao Lee). Under this agreement, ShongKawh is to receive a royalty of 2% of all products manufactured under this covered patent.

On March 13, 2024, the Company and Shongkawh amended the Patent License Agreement to adjust royalty payments due under this agreement to $1 per annum, payable within ten business days of the end of each fiscal year.

No Top Kontrol units were manufactured pursuant to this patent during the six months ended June 30, 2026 and 2025.

Accounts Payable, Related Parties

As of June 30, 2026, the Company had accounts payable to Taurus Financial Partners, LLC ("Taurus"), a related party, of $67,535, compared to $63,113 as of December 31, 2025. Taurus is an entity affiliated with J. Scott Sitra, the Company’s President and CEO. These amounts relate to the Company’s ongoing SEC reporting and general regulatory compliance, and to expenses paid by Taurus on behalf of the Company. The amounts payable are unsecured, non-interest-bearing, and due on demand.

As of December 31, 2025, the Company had accounts payable to related party Taurus of $63,113.

Amounts Due to Related Parties and Imputed Interest

As of June 30, 2025, the Company had outstanding amounts due to related parties aggregating $200,578 with stated interest rates between 0% and 10% per annum. For the six months ended June 30, 2025, the Company recorded imputed interest expense of $3,158 and accrued interest payable of $4,005 on notes with below‑market or no stated interest. The related parties have agreed to suspend stated maturity dates without penalty until the Company raises sufficient funds.